S000037262 [Member] Expense Example, No Redemption - S000037262 [Member]	May 31, 2026 USD ($)
C000147084 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	954
C000255600 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,002
C000114818 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	677
Expense Example, No Redemption, 3 Years	893
Expense Example, No Redemption, 5 Years	1,126
Expense Example, No Redemption, 10 Years	1,795
C000114819 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	1,930
C000114823 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
C000114825 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	$ 1,002